Stock-Based Compensation (Details 4)	12 Months Ended
Sep. 30, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance | shares	31,304
Exchange for PSUs | shares	(31,304)
Ending balance | shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance | $ / shares	$ 3.45
Exchange for PSUs | $ / shares	$ 3.45
Ending balance | $ / shares